Restatement of Previously Issued Financial Statements - Restatement of Consolidated Balance Sheet (Details Narrative) (USD $) - USD ($)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash	$ 14,386	$ 14,797	$ 4,447
Restricted cash		99,900
Accounts receivable, net	45,791	84,565
Inventory		3,447
Prepaid expenses and other current assets	15,750	9,681
Total current assets	107,835	212,390
Intangible assets	851,719	949,779
TOTAL ASSETS	959,554	1,162,169
Current Liabilities:
Accounts payable	264,224	256,558
Accrued expenses	196,416	2,525
Due to related parties	763,664	394,611
Deferred income	72,808	88,505
Total current liabilities	1,315,180	742,199
Due to related parties		348,066
TOTAL LIABILITIES	1,315,180	1,090,265
STOCKHOLDERS' DEFICIT
Common stock, $0.001 par value, 100,000,000 shares authorized, 33,612,376 and 22,865,623 shares issued and outstanding at December 31, 2016 and 2015	33,612	22,865
Additional paid-in capital	1,956,536	837,017
Accumulated defecit	(2,345,774)	(787,978)
Total stockholders' deficit	(355,626)	71,904	(511,546)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 959,554	1,162,169
As Stated Member
CURRENT ASSETS
Cash		14,797	4,447
Restricted cash		99,900
Accounts receivable, net		84,565
Inventory		3,447
Prepaid expenses and other current assets		9,681
Total current assets		212,390
Intangible assets		3,250
TOTAL ASSETS		215,640
Current Liabilities:
Accounts payable		256,558
Accrued expenses		2,525
Due to related parties		28,813
Deferred income		88,505
Total current liabilities		376,401
Due to related parties
TOTAL LIABILITIES		376,401
STOCKHOLDERS' DEFICIT
Common stock, $0.001 par value, 100,000,000 shares authorized, 33,612,376 and 22,865,623 shares issued and outstanding at December 31, 2016 and 2015		21,938
Additional paid-in capital		537,944
Accumulated defecit		(720,643)
Total stockholders' deficit		(160,761)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT		215,640
Adjustment Member
CURRENT ASSETS
Cash
Restricted cash
Accounts receivable, net
Inventory
Prepaid expenses and other current assets
Total current assets
Intangible assets		946,529
TOTAL ASSETS		946,529
Current Liabilities:
Accounts payable
Accrued expenses
Due to related parties		365,798
Deferred income
Total current liabilities		365,798
Due to related parties		348,066
TOTAL LIABILITIES		713,864
STOCKHOLDERS' DEFICIT
Common stock, $0.001 par value, 100,000,000 shares authorized, 33,612,376 and 22,865,623 shares issued and outstanding at December 31, 2016 and 2015		927
Additional paid-in capital		299,073
Accumulated defecit		(67,335)
Total stockholders' deficit		232,665
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT		946,529
As Restated Member
CURRENT ASSETS
Cash		14,797	$ 4,447
Restricted cash		99,900
Accounts receivable, net		84,565
Inventory		3,447
Prepaid expenses and other current assets		9,681
Total current assets		212,390
Intangible assets		949,779
TOTAL ASSETS		1,162,169
Current Liabilities:
Accounts payable		256,558
Accrued expenses		2,525
Due to related parties		394,611
Deferred income		88,505
Total current liabilities		742,199
Due to related parties		348,066
TOTAL LIABILITIES		1,090,265
STOCKHOLDERS' DEFICIT
Common stock, $0.001 par value, 100,000,000 shares authorized, 33,612,376 and 22,865,623 shares issued and outstanding at December 31, 2016 and 2015		22,865
Additional paid-in capital		837,017
Accumulated defecit		(787,978)
Total stockholders' deficit		71,904
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT		$ 1,162,169